NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following at September 30, 2013 and December 31, 2012:

	2013	2012
Escrow Deposit held for indemnification	$300,000	$300,000
Prepaid insurance - medical professional liability	—	121,197
	$300,000	$421,197

The Company received the escrow funds in November, 2013.